Income Taxes Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross amounts of unrecognized tax benefits, beginning of period	$ 340	$ 286	$ 428
Increases related to preior period tax positions	104	60	33
Decreases related to prior period tax positions	(143)	(24)	(139)
Increases related to current period tax positions	37	19	41
Settlements	(4)	(1)	(77)
Gross amounts of unrecognized tax benefits, end of period	334	340	286
Reduction in reserve	143
Interest and penalties, net of tax benefits, in uncertain tax positions	17
Unrecognized tax benefits, interest and penalites accrued	$ 77	$ 117